Long-Term Debt (Subsidiary Senior Notes) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Total CCWH Notes	$ 20,326,018	$ 20,486,039	$ 20,484,213
Subsidiary Senior Notes [Member]
Debt Instrument [Line Items]
Total CCWH Notes	$ 4,925,000		4,925,000
Subsidiary Senior Notes [Member] | CCWH Senior A Notes Due 2022 [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 15, 2022
Stated interest rate	6.50%
Total CCWH Notes	$ 735,750		735,750
Subsidiary Senior Notes [Member] | CCWH Senior B Notes Due 2022 [Member]
Debt Instrument [Line Items]
Maturity date	Nov. 15, 2022
Stated interest rate	6.50%
Total CCWH Notes	$ 1,989,250		1,989,250
Subsidiary Senior Notes [Member] | CCWH Senior A Subordinated Notes Due 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 15, 2020
Stated interest rate	7.625%
Total CCWH Notes	$ 275,000		275,000
Subsidiary Senior Notes [Member] | CCWH Senior B Subordinated Notes Due 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 15, 2020
Stated interest rate	7.625%
Total CCWH Notes	$ 1,925,000		$ 1,925,000